Appendix III: Debentures and Bonds - Debentures and Bonds Issued (Details) € in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CLP ($)
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 29,779
Telefónica Emisiones, S.A.U. | Telefonica Emisiones EMTN Bond | 21 November 2033
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 850
Telefónica Emisiones, S.A.U. | Telefonica Emisiones EMTN Bond | Fixed interest rate | 21 November 2033
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.183%	4.183%
Telefónica Móviles Chile, S.A. Wireless communications services operator | International Bond | 18 August 2028
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 114	$ 3
Telefónica Móviles Chile, S.A. Wireless communications services operator | International Bond | Fixed interest rate | 18 August 2028
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.7339%	4.7339%